EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Earnings per share	EARNINGS PER SHARE
Basic earnings per share amounts are calculated by dividing the net income/(loss) by the weighted average number of ordinary shares outstanding during that period.
Diluted earnings per share amounts are calculated by dividing the net income/(loss) by the weighted average number of shares outstanding during the period, plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares. If in the period there was a loss, then any potential ordinary shares have been excluded from the calculation of diluted loss per share, because the effects were anti-dilutive.

The following reflects the net income/(loss) and share data used in the earnings per share calculation.

(in thousands of $, except share data)	Six months ended
	June 30,
	2024	2023
Net income	55,059	55,547

Weighted average number of ordinary shares	53,791,329	53,682,140
Share options	228,642	262,856
Weighted average number of ordinary shares, adjusted for dilution	54,019,971	53,944,996

Earnings per share:
Basic	1.02	1.03
Diluted	1.02	1.03